Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Inventories [Abstract]
Schedule of Inventories
	September 30, 2025	December 31, 2024
	U.S. dollars in thousands
Work in process	3,574	4,547
Finished goods	7,400	5,608
	10,974	10,155